November 29, 2006



Susan C. Block, Esquire
Office of Structured Finance, Transportation and Leisure
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E., Mail Stop 3561
Washington, D.C.  20549

Re:      Structured Obligations Corporation
         Amendment No. 2 to Registration Statement on Form S-3
         Filed November 1, 2006
         File No. 333-134429


Dear Ms. Block:

     This letter responds to comments of the Securities and Exchange Commission staff (the "Staff") contained in your letter, dated November 17, 2006 (the "Comment Letter"), regarding the above referenced Registration Statement (the "Registration Statement"). In the text that follows, each comment expressed by the Staff in the Comment Letter is repeated in its entirety and numbered to correspond with its number in the Comment Letter. Each comment is followed by a response made on behalf of Structured Obligations Corporation (the "Registrant").

     We have also enclosed three copies of this letter and of Amendment No. 3 to the Registration Statement ("Amendment No. 3"), filed by the Registrant today. Please note that Amendment No. 3 contains a prospectus (the "base prospectus") and a form of prospectus supplement (the "prospectus supplement"). Each copy of Amendment No. 3 is blacklined to reflect all of the revisions that were made to Amendment No. 2 to Registration Statement filed with the Securities and Exchange Commission on November 1, 2006. In the text that follows, page references in the headings refer to page numbers of the initial Registration Statement; page numbers in the text of our responses refer to page numbers in the enclosed blacklined copy of Amendment No. 3 and related exhibits.

     Each capitalized term that is used in this letter without definition has the meaning specified in the base prospectus or the form of prospectus supplement included in Amendment No. 3.


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Securities and Exchange Commission
November 29, 2006
Page 2 of 4


REGISTRATION STATEMENT ON FORM S-3

General

1. While we note your response to prior comment 1, please revise both the Explanatory Note preceding the prospectus supplement and the cover page to the base prospectus to replace the term "the trust" with the term "the issuing entity."

     Response: The Registrant notes the comment above and has made the necessary changes.

PROSPECTUS SUPPLEMENT

Cover Page

2. While we note your response to prior comment 7, we re-issue the comment. Please revise the cover page to add the term "issuing entity" beneath the empty brackets at the top of the page if, as appears the case, the brackets are intended as a placeholder for the identity of the issuing entity.

     Response: The Registrant notes the comment above and has made the necessary changes.

3. Please revise the cover page to ensure that the language set forth is identical to the disclosure required by Item 1102(d) of Regulation AB. In so doing, please delete the term "non-recourse" and delete reference to the underwriters, trustee, securities trustee and fiscal agent.

     Response: The Registrant notes the comment above and has made the necessary changes.

Removal or Substitution of Underlying Securities, page S-9

4. Please delete the language here, and elsewhere, that says "Or describe other circumstances which may result in the issuance of additional Certificates." Any other circumstances that may result in the issuance of additional Certificates should be described in the base prospectus. Please either revise or advise.

     Response: The Registrant notes the comment above and has made the necessary changes.


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Securities and Exchange Commission
November 29, 2006
Page 3 of 4

Sponsor and Depositor, page S-14

5. Please revise this section to disclose the size, composition and growth of the sponsor's portfolio of assets, if material. Refer to Item 1104(c) of Regulation AB.

     Response: The Registrant notes the comment above and has made the necessary changes.

BASE PROSPECTUS

Other Deposited Assets, page 33

6. While we note your revisions to this section, we believe your disclosure could be improved. Please revise to clearly state that any "other deposited assets" will be limited to the credit support described below or advise.

     Response: The Registrant notes the comment above and has made the necessary changes.

Additional Underlying Securities; Issuance of Additional Certificates, page 45

7. Please revise your disclosure to state that any additional Underlying Securities will be the same securities in the same mixture as the original Underlying Securities.

     Response: The Registrant notes the comment above and has made the necessary changes.

Index of Terms, page 52

8. We note your response to prior comment 18. Please add the terms "extendable security" and "designated security" to your index of terms.

     Response: The Registrant notes the comment above and has made the necessary changes.


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Securities and Exchange Commission
November 29, 2006
Page 4 of 4


     If you have any questions regarding this response letter, please do not hesitate to call me at (212) 506-5041 or Craig Stearns at (212) 506-3780.

     Thank you.




                                    Sincerely yours,

                                    /s/ Al B. Sawyers

                                    Al B. Sawyers